Restructuring (Tables)	12 Months Ended
Dec. 31, 2021
Restructuring and Related Activities [Abstract]
Schedule of Restructuring Costs	Restructuring costs recognized and paid during the year ended December 31, 2020 included the following (in thousands):

Severance payments	$409
Legal costs	13
Office closure and relocation	3
$425